First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 75.3%
	Automobiles — 0.1%
415	Tesla, Inc. (b)	$143,781
	Banks — 4.2%
17,873	JPMorgan Chase & Co.	4,718,472
	Capital Markets — 13.2%
20,447	Coinbase Global, Inc., Class A (b)	5,042,639
237,446	Galaxy Digital, Inc., Class A (b)	4,309,645
76,478	Robinhood Markets, Inc., Class A (b)	5,059,020
186,545	Sol Strategies, Inc. (CAD) (b)	394,200
		14,805,504
	Financial Services — 8.5%
8,149	Mastercard, Inc., Class A	4,772,054
12,993	Visa, Inc., Class A	4,744,914
		9,516,968
	Health Care Equipment & Supplies — 2.0%
56,459	Semler Scientific, Inc. (b)	2,258,360
	Hotels, Restaurants & Leisure — 15.4%
2,340,980	Metaplanet, Inc. (JPY) (b)	17,358,669
	Interactive Media & Services — 0.4%
17,274	Rumble, Inc. (b)	155,639
13,450	Trump Media & Technology Group Corp. (b)	286,888
		442,527
	Semiconductors & Semiconductor Equipment — 4.2%
35,116	NVIDIA Corp.	4,745,225
	Software — 19.3%
34,399	Bitdeer Technologies Group, Class A (b)	442,371
321,404	Cipher Mining, Inc. (b)	1,002,781
116,882	Cleanspark, Inc. (b)	1,008,692
58,766	Core Scientific, Inc. (b)	625,858
169,639	Hive Digital Technologies Ltd. (b)	305,350
15,116	Hut 8 Corp. (b)	230,821
141,634	IREN Ltd. (b)	1,188,309
69,941	MARA Holdings, Inc. (b)	987,567
10,317	Microsoft Corp.	4,749,534
13,521	MicroStrategy, Inc., Class A (b)	4,990,060
77,355	Riot Platforms, Inc. (b)	624,255
18,008	Salesforce, Inc.	4,778,783
222,721	Terawulf, Inc. (b)	786,205
		21,720,586
Shares	Description	Value

	Specialty Retail — 3.7%
139,889	GameStop Corp., Class A (b)	$4,168,692
	Technology Hardware, Storage & Peripherals — 4.3%
23,801	Apple, Inc.	4,780,431
	Total Common Stocks	84,659,215
	(Cost $64,996,397)
EXCHANGE-TRADED PRODUCTS — 22.8%
	Capital Markets — 22.8%
84,264	Bitwise Bitcoin ETF (b)	4,797,149
59,005	Fidelity Wise Origin Bitcoin Fund (b)	5,391,877
45,957	Invesco Galaxy Bitcoin ETF (b)	4,801,128
99,160	iShares Bitcoin Trust ETF (b)	5,896,054
162,327	VanEck Bitcoin ETF (b)	4,804,879
	Total Exchange-Traded Products	25,691,087
	(Cost $20,310,926)

	Total Investments — 98.1%	110,350,302
	(Cost $85,307,323)
	Net Other Assets and Liabilities — 1.9%	2,087,792
	Net Assets — 100.0%	$112,438,094

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Consolidated Portfolio of Investments:
CAD	– Canadian Dollar
JPY	– Japanese Yen
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	80.6%
Japan	15.4
Australia	1.1
Canada	0.6
Cayman Islands	0.4
Total Investments	98.1
Net Other Assets and Liabilities	1.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	83.9%
JPY	15.7
CAD	0.4
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows:

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 84,659,215	$ 84,659,215	$ —	$ —
Exchange-Traded Products*	25,691,087	25,691,087	—	—
Total Investments	$110,350,302	$110,350,302	$—	$—

*	See Consolidated Portfolio of Investments for industry breakout.